Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.
Maxim T. Rowe Price Equity/Income Portfolio

(the “Portfolio”)

Supplement dated September 19, 2011 to the

Prospectus for the Portfolio, dated July 19, 2011

The chart labeled “Calendar Year Total Returns” on page 3 of the Prospectus is hereby deleted and replaced in its entirety with the following:

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus for the Portfolio dated July 19, 2011.

Please keep this Supplement for future reference.